Accruals and Other Current Liabilities	9 Months Ended
Sep. 30, 2022
Accruals and Other Current Liabilities
Accruals and Other Current Liabilities

15. Accruals and Other Current Liabilities

Accruals and other current liabilities consist of the following:

	As of
	December 31, 2021	September 30, 2022
Payables for purchase of property, plant and equipment	456,395	1,643,136
Salaries and benefits payable	417,449	688,164
Accrued costs of purchase commitments relating to inventory	—	519,470
Payables for research and development expenses	94,517	358,286
Tax payable	277,233	326,462
Payables for logistics expenses	143,632	263,051
Payables for marketing and promotional expenses	96,945	182,918
Accrued warranty	154,276	152,648
Deposits from vendors	27,716	25,847
Advances from customers	10,262	24,809
Other payables	200,943	430,605
Total	1,879,368	4,615,396